Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]	15,000,000	15,000,000
Preferred stock, shares issued	[1]	0	0
Preferred stock, shares outstanding	[1]	0	0
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	150,000,000	40,000,000
Common stock, shares issued	[1]	2,098,999	1,259,333
Common stock, shares outstanding	[1]	2,098,999	1,259,333

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.